Partnership Formation and General Information (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 25, 2019	Nov. 18, 2013	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Date of incorporation			May 30, 2013
Working capital surplus/ (deficit)				$ (159,800)
IPO
Related Party Transaction [Line Items]
Date of initial public offering (IPO)			Nov. 18, 2013
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility)
Related Party Transaction [Line Items]
Proceeds From Issuance Of Debt	$ 675,000
$480 Million Senior Secured Term Loan Facility (Term Loan B)
Related Party Transaction [Line Items]
Amount repaid	$ 470,400
Common | IPO
Related Party Transaction [Line Items]
Limited Partners Capital Account Units Offered		8,250,000
Shares Issued, Price Per Share		$ 18
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Ownership percentage			44.00%
Dynagas Holding Ltd | General Partner
Related Party Transaction [Line Items]
General Partner Interest in Dynagas LNG Partners LP			0.10%
Dynagas Holding Ltd | Common | IPO
Related Party Transaction [Line Items]
Limited Partners Capital Account Units Offered		4,250,000
Shares Issued, Price Per Share		$ 18
Dynagas Holding Ltd | $30 million Sponsor Facility
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity		$ 30,000	$ 30,000
Line of credit facility, expiration date			Nov. 30, 2023
Dynagas Equity Holding Ltd.
Related Party Transaction [Line Items]
Date of incorporation			Dec. 19, 2018